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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended December 31, 2007

If amended report check here          |_|           Amended Number:  1

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        February 15, 2008,  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            67
                                              --------------

Form 13F Information Table Value Total:         $3,190,875
                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
COLUMN 1           COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5     COLUMN 6   COLUMN 7  COLUMN 8
--------------------------------------------- ----------- ----------  --------  ------------
                                                                                 VOTING  AUTHORITY
                                                                                ------------
                   TITLE OF          VALUE    SHARES/     INVESTMENT    OTHER
NAME OF ISSUER       CLASS  CUSIP    [X$1000] PRN AMT     DISCRETION  MANAGERS    SOLE     SHARED  NONE
--------------------------------------------- ----------  ----------  --------  ------------------ ----
3M Company            COM   88579Y101   149264    1770209    SOLE                   X
Aaron Rents Inc       COM   002535201     5788     300840    SOLE                   X
Anheuser-Busch Cos    COM   035229103    86992    1662062    SOLE                   X
Applied Materials     COM   038222105    53236    2997499    SOLE                   X
Arkansas Best Corp    COM   040790107    26776    1220436    SOLE                   X
Automatic Data Proc   COM   053015103    35141     789151    SOLE                   X
Avery Dennison Corp   COM   053611109    98306    1849943    SOLE                   X
Bed Bath & Beyond     COM   075896100    16140     549176    SOLE                   X
Berkshire Hathaway    COM   084670207      260         55    SOLE                   X
Briggs & Stratton     COM   109043109    90378    3988447    SOLE                   X
CDI Corp.             COM   125071100    21286     877408    SOLE                   X
CPI Corp.             COM   125902106    16522     701576    SOLE                   X
Coca Cola             COM   191216100   137725    2244177    SOLE                   X
Colgate-Palmolive     COM   194162103   101530    1302335    SOLE                   X
Corning Inc.          COM   219350105      278      11600    SOLE                   X
Cost Plus Inc         COM   221485105    12602    2903665    SOLE                   X
Cymer Inc             COM   232572107     5209     133815    SOLE                   X
Dixie Group Inc.      COM   255519100    15796    1900795    SOLE                   X
DuPont                COM   263534109    67311    1526669    SOLE                   X
Dun & Bradstreet      COM   26483e100      620       7000    SOLE                   X
Eastman Kodak         COM   277461109     9203     420811    SOLE                   X
Estee Lauder Cos      COM   518439104     6379     146274    SOLE                   X
Ethan Allen Interio   COM   297602104    43818    1537490    SOLE                   X
Evans & Sutherland    COM   299096107      213     179247    SOLE                   X
FedEx Corporation     COM   31428X106     2882      32315    SOLE                   X
Financial Select Se   COM   81369Y605   106103    3667570    SOLE                   X
Furniture Brands In   COM   360921100     2219     220570    SOLE                   X
Gannett Co Inc.       COM   364730101   105766    2711958    SOLE                   X
General Mills Inc.    COM   370334104    50783     890936    SOLE                   X
Handleman             COM   410252100     3037    1775973    SOLE                   X
Haverty Furniture I   COM   419596101      334      37155    SOLE                   X
Hutchinson Tech Inc   COM   448407106    82192    3122779    SOLE                   X
Illinois Tool Works   COM   452308109    53903    1006776    SOLE                   X
Imation Corp.         COM   45245A107    51725    2463096    SOLE                   X
Intel Corp            COM   458140100    50168    1881763    SOLE                   X
Invacare Corp         COM   461203101    38295    1519631    SOLE                   X
Johnson & Johnson     COM   478160104      538       8059    SOLE                   X
Kellwood Co           COM   488044108    18280    1098584    SOLE                   X
Kemet Corp.           COM   488360108    35814    5401846    SOLE                   X
Kimberly-Clark Corp   COM   494368103    43852     632424    SOLE                   X
La Z Boy Inc.         COM   505336107    18968    2391913    SOLE                   X
Lawson Products       COM   520776105     3001      79150    SOLE                   X
Learning Tree         COM   522015106     7470     325335    SOLE                   X
Leggett & Platt Inc   COM   524660107    86361    4951897    SOLE                   X
Marsh & McLennan      COM   571748102   128717    4862746    SOLE                   X
Masco Corp            COM   574599106    90467    4186350    SOLE                   X
Maxwell Technologie   COM   577767106    13359    1615364    SOLE                   X
Microsoft Corp        COM   594918104   279722    7857347    SOLE                   X
Newell Rubbermaid     COM   651229106    31213    1206051    SOLE                   X
Newport Corp.         COM   651824104    32692    2556028    SOLE                   X
Pacific Sunwear       COM   694873100    12827     909044    SOLE                   X
PepsiCo Inc.          COM   713448108      337       4441    SOLE                   X
Pfizer Inc.           COM   717081103    33969    1494452    SOLE                   X
Procter & Gamble      COM   742718109      643       8763    SOLE                   X
Rogers Corp.          COM   775133101    19227     443336    SOLE                   X
Seagate Technology    COM   G7945J104    60638    2377966    SOLE                   X
Talbots Inc           COM   874161102    78999    6683539    SOLE                   X
Target Corp           COM   87612e106    67207    1344136    SOLE                   X
Toll Brothers Inc     COM   889478103     6421     320085    SOLE                   X
USEC Inc.             COM   90333E108     2165     240510    SOLE                   X
United Parcel Servi   COM   911312106     2811      39747    SOLE                   X
WP Stewart & Co Ltd   COM   G84922106    58878   11522129    SOLE                   X
Wal-Mart Stores Inc   COM   931142103   173799    3656617    SOLE                   X
Walgreen Co.          COM   931422109   150804    3960194    SOLE                   X
Walt Disney           COM   254687106    15571     482388    SOLE                   X
Wells Fargo & Co      COM   949746101   116974    3874590    SOLE                   X
YRC Worldwide Inc     COM   984249102    50971    2982503    SOLE                   X